Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of the provision for income taxes for the years ended December 31, 2013 and 2012 are as follows:

	Year Ended December 31,
	2013	2012
Current income tax provision:
Federal	$191	$—
State	—	—
Total current income tax provision	191	—
Deferred income tax provision:
Federal	30,768	53,319
State	795	1,584
Total deferred income tax provision	31,563	54,903
Total provision for income taxes	$31,754	$54,903

Deferred recognized at date of Merger - change in tax status of Predecessors		54,142
Deferred as a result of operations from October 11, 2012 through December 31, 2012		761

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the statutory federal income tax amount to the recorded expense is as follows:

	Year Ended December 31,
	2013	2012
Income tax expense at the federal statutory rate (35%)	$30,231	$6,434
Deduction for pre-merger LLC earnings	—	(5,717)
Income tax expense relating to change in tax status	—	54,142
State income tax expense, net of federal tax benefit	517	42
Non-deductible expenses	1,006	2
Provision for income taxes	$31,754	$54,903

Schedule of Deferred Tax Assets and Liabilities
The components of the Company’s deferred tax assets and liabilities as of December 31, 2013 and 2012 are as follows:

	December 31,
	2013	2012
Current:
Deferred tax assets
Derivative instruments	$—	$1,857
Other	265	—
Total current deferred tax assets	265	1,857
Deferred tax liabilities
Derivative instruments	153	—
Total current deferred tax liabilities	153	—
Net current deferred tax assets	112	1,857
Noncurrent:
Deferred tax assets
Net operating loss carryforwards (subject to 20 year expiration)	—	1,577
Stock based compensation	346	930
Alternative minimum tax credit carryforward	191	—
Other	20	—
Total noncurrent deferred tax assets	557	2,507
Deferred tax liabilities
Oil and natural gas properties and equipment	92,321	64,636
Other	—	566
Total noncurrent deferred tax liabilities	92,321	65,202
Net noncurrent deferred tax liabilities	91,764	62,695
Net deferred tax liabilities	$91,652	$60,838